Derivative Financial Instruments and Hedge Accounting (Tables)	6 Months Ended
Sep. 30, 2019
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Derivative Financial Instruments by Type and Purpose of Derivatives
The tables below represent the derivative financial instruments by type and purpose of derivatives at September 30, 2019 and March 31, 2019.

	At September 30, 2019
	Trading			Risk Management (1)
	Notional amounts	Assets	Liabilities	Notional amounts	Assets	Liabilities
	(In millions)
Interest rate derivatives	¥900,984,752	¥2,152,764	¥1,915,901	¥61,096,696	¥645,424	¥468,834
Futures	95,476,324	60,971	61,297	6,475,800	—	1,273
Listed Options	169,530,530	27,403	6,900	—	—	—
Forwards	85,664,823	329	1	—	—	—
Swaps	463,478,211	1,926,005	1,718,333	54,468,175	630,854	467,556
OTC Options	86,834,864	138,056	129,370	152,721	14,570	5
Currency derivatives	131,444,377	1,138,156	1,083,979	10,495,596	189,203	75,992
Futures	2,788	186	—	—	—	—
Listed Options	—	—	—	—	—	—
Forwards	74,099,191	462,785	451,947	2,232,746	29,303	23,739
Swaps	50,386,370	593,750	558,436	8,262,850	159,900	52,253
OTC Options	6,956,028	81,435	73,596	—	—	—
Equity derivatives	3,194,958	53,977	88,265	40,752	—	4,407
Futures	1,076,360	5,229	7,844	—	—	—
Listed Options	1,260,682	26,587	50,792	—	—	—
Forwards	6,080	216	34	—	—	—
Swaps	120,084	842	9,426	40,752	—	4,407
OTC Options	731,752	21,103	20,169	—	—	—
Commodity derivatives	277,022	6,553	4,905	—	—	—
Futures	105,850	1,187	953	—	—	—
Listed Options	—	—	—	—	—	—
Forwards	—	—	—	—	—	—
Swaps	166,153	5,326	3,566	—	—	—
OTC Options	5,019	40	386	—	—	—
Credit derivatives	1,861,480	13,628	14,368	—	—	—

Total derivative financial instruments	¥1,037,762,589	¥3,365,078	¥3,107,418	¥71,633,044	¥834,627	¥549,233

	At March 31, 2019
	Trading			Risk Management (1)
	Notional amounts	Assets	Liabilities	Notional amounts	Assets	Liabilities
	(In millions)
Interest rate derivatives	¥779,291,352	¥1,738,231	¥1,484,122	¥51,692,181	¥270,514	¥340,931
Futures	63,332,406	44,812	46,428	2,220,000	—	149
Listed Options	134,733,142	24,131	2,593	—	—	—
Forwards	54,486,370	642	939	—	—	—
Swaps	444,347,278	1,561,977	1,290,977	49,315,116	267,094	340,752
OTC Options	82,392,156	106,669	143,185	157,065	3,420	30
Currency derivatives	132,054,681	1,167,833	935,956	10,260,443	119,077	176,822
Futures	3,942	22	—	—	—	—
Listed Options	—	—	—	—	—	—
Forwards	79,268,300	488,211	415,097	2,246,274	18,370	57,069
Swaps	46,014,820	594,144	441,257	8,014,169	100,707	119,753
OTC Options	6,767,619	85,456	79,602	—	—	—
Equity derivatives	3,048,195	61,761	96,140	48,511	1,856	30
Futures	933,068	4,418	2,313	—	—	—
Listed Options	1,259,343	29,384	56,854	—	—	—
Forwards	—	—	—	—	—	—
Swaps	119,145	654	8,477	48,511	1,856	30
OTC Options	736,639	27,305	28,496	—	—	—
Commodity derivatives	225,655	7,517	5,848	—	—	—
Futures	28,823	445	415	—	—	—
Listed Options	—	—	—	—	—	—
Forwards	—	—	—	—	—	—
Swaps	183,117	7,006	5,019	—	—	—
OTC Options	13,715	66	414	—	—	—
Credit derivatives	1,562,100	15,785	11,924	—	—	—

Total derivative financial instruments	¥916,181,983	¥2,991,127	¥2,533,990	¥62,001,135	¥391,447	¥517,783

(1)
Derivative financial instruments categorized as “Risk Management” are used for economic hedging, such as managing the exposure to changes in fair value of the loan portfolio, and are identified as hedging instruments under Japanese GAAP. Under IFRS, the Group applies hedge accounting for certain debt securities in issue and certain borrowings, certain equity instruments elected to be measured at fair value through other comprehensive income (“FVOCI”) and net investments in foreign operations, and derivative financial instruments designated as hedging instruments are also categorized as “Risk Management.”

Schedule of Items Designated as Hedging Instruments	The table below represents the amounts related to items designated as hedging instruments at September 30, 2019 and March 31, 2019.

	At September 30, 2019			At March 31, 2019
	Nominal Amounts	Carrying amounts		Nominal Amounts	Carrying amounts
		Assets	Liabilities		Assets	Liabilities
	(In millions)
Interest rate risk
Interest rate swaps	¥5,673,370	¥173,810	¥11,535	¥—	¥—	¥—
Stock price risk
Equity swaps	40,752	—	4,407	48,511	1,856	30

Schedule of Hedges of Net Investments in Foreign Operations	The table below represents the amounts related to items designated as hedging instruments at September 30, 2019 and March 31, 2019.

	At September 30, 2019			At March 31, 2019
	Nominal Amounts	Carrying amounts		Nominal Amounts	Carrying amounts
		Assets	Liabilities		Assets	Liabilities
	(In millions)
Foreign exchange forward contracts	¥2,222,218	¥29,303	¥22,745	¥2,243,501	¥18,370	¥56,850
Foreign currency denominated financial liabilities	152,851	—	152,851	192,039	—	192,039